Schedule of income tax expense (Details) - CAD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Income Taxes [Abstract]
Loss before income taxes	$ (2,087,058)	$ (2,364,442)
Canadian federal and provincial income tax rates	27.00%	26.41%
Expected income tax recovery at statutory income tax rate	$ (538,035)	$ (624,537)
Difference between Canadian and foreign tax rate	(14,573)	(36,345)
Permanent differences	246,212	(69,865)
Changes in unrecognized deferred tax assets	721,316	266,868
Other adjustments	(58,489)	661,193
Total income tax expense	356,431	197,314
Current income tax expense	408,524	0
Deferred income tax recovery (expense)	$ (52,093)	$ 197,314